Share-based payment reserve - Sasol Khanyisa Employee Share Ownership (Details)		12 Months Ended
	Jun. 01, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R) item	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)
Share-based payment transaction
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		R 1,659,000,000	R 3,776,000,000	R 463,000,000
Tier 1 - Khanyisa Employee Share Ownership Plan (ESOP)
Share-based payment transaction
Cost of rights granted for participants	R 0
Value of rights granted	R 100,000
Service period	3 years
Vesting period	3 years
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		R 628,000,000	52,000,000
SSA (Tier 2 and Khanyisa Public)
Share-based payment transaction
Number of groups of participants | item		2
Percentage of dividend utilised for repayment of vendor funding and financial cost		97.50%
Trickle dividends percentage		2.50%
SSA (Tier 2 and Khanyisa Public) | Prime rate
Share-based payment transaction
Percentage of base rate used to calculate financing cost		75.00%
Tier 2 - Khanyisa ESOP
Share-based payment transaction
Service period	10 years
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		R 324,000,000	35,000,000
Percentage of transfer of beneficial ownership		9.20%
Khanyisa Public
Share-based payment transaction
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets			R 1,762,000,000
Percentage of transfer of beneficial ownership		9.20%